UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
 (Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

North Square Global Resources & Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.7%
	AUSTRALIA - 5.3%
5,900	BHP Group Ltd. - ADR	$322,789

	BERMUDA - 1.4%
1,460	Bunge Ltd.	84,023

	BRAZIL - 4.7%
12,500	BRF SA - ADR *	108,750
6,000	Petroleo Brasileiro SA - ADR	95,640
6,200	Vale SA - ADR *	81,840
		286,230
	CANADA - 9.9%
6,700	Barrick Gold Corp.	124,553
2,550	Canadian Natural Resources Ltd.	82,492
1,100	Enbridge Inc.	43,747
3,960	Nutrien Ltd.	189,724
3,400	Suncor Energy, Inc.	111,520
750	TC Energy Corp	39,983
400	West Fraser Timber Co Ltd.	17,644
		609,663
	FRANCE - 3.9%
4,300	TOTAL SA - ADR	237,790

	IRELAND - 1.3%
2,000	Smurfit Kappa Group PLC	77,357

	ITALY - 1.0%
2,090	Eni SpA - ADR	64,706

	JERSEY - 3.2%
63,010	Glencore plc	196,432

	LUXEMBOURG - 0.9%
3,247	ArcelorMittal - ADR	56,952

	NETHERLANDS - 4.9%
470	LyondellBasell Industries N.V. - Class A	44,406
4,400	Royal Dutch Shell PLC - Class A - ADR	259,512
		303,918

	NETHERLANDS ANTILLES - 1.6%
2,430	Schlumberger Ltd.	97,686

	REPUBLIC OF KOREA - 0.3%
380	POSCO - ADR *	19,236

	RUSSIAN FEDERATION - 0.8%
500	LUKOIL PJSC - ADR	49,355

	UNITED KINGDOM - 10.1%
9,525	Anglo American PLC	274,165
6,000	BP p.l.c - ADR	226,440
2,000	Rio Tinto plc - ADR	118,720
		619,325
	UNITED STATES - 50.4%
260	Air Products & Chemicals, Inc.	61,097
1,450	Alcoa Corp. *	31,189
2,830	Archer-Daniels-Midland Co.	131,171
390	Caterpillar, Inc.	57,595
900	CF Industries Holdings, Inc.	42,966
1,560	Cheniere Energy, Inc. *	95,269
1,350	Chevron Corp.	162,689
620	Concho Resources, Inc.	54,293
1,200	ConocoPhillips	78,036
700	Corteva, Inc.	20,692
650	Deere & Co.	112,619
800	Dow, Inc.	43,784
1,050	DuPont de Nemours, Inc.	67,410
1,500	EOG Resources, Inc.	125,640
3,560	Exxon Mobil Corp.	248,417
15,800	Freeport-McMoRan, Inc.	207,296
3,400	Green Plains, Inc.	52,462
3,125	Halliburton Co.	76,469
1,700	International Paper Co.	78,285
1,000	Kinder Morgan, Inc. of Delaware	21,170
2,020	Marathon Petroleum Corp.	121,705
3,000	The Mosaic Co.	64,920
1,400	Newmont Goldcorp Corp.	60,830
3,040	Noble Energy, Inc.	75,514
1,780	Nucor Corp.	100,178
2,240	Olin Corp.	38,640
400	Packaging Corp of America	44,796
500	Phillips 66	55,705
1,500	Pioneer Natural Resources Co.	227,055
700	Southern Copper Corp.	29,736
2,900	Steel Dynamics, Inc.	98,716
430	Vulcan Materials Co.	61,916
2,500	WestRock Co.	107,275
7,780	Weyerhaeuser Co.	234,956
		3,090,491
	TOTAL COMMON STOCKS
	(Cost $5,478,155)	6,115,953

	SHORT-TERM INVESTMENT - 0.3%
16,189	First American Treasury Obligations Fund - Class X, 1.53% [1]	16,189
	TOTAL SHORT-TERM INVESTMENT
	(Cost $16,189)	16,189

	TOTAL INVESTMENTS - 100.0%
	(Cost $5,494,344)	6,132,142
	Other Assets in Excess of Liabilities - 0.0%	377
	TOTAL NET ASSETS - 100.0%	$6,132,519

ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

* Non-income producing security.
[1] The rate is the annualized seven-day yield at period end.

The cost basis of investments for federal income tax purposes at December 31, 2019 was as follows*:
Cost of investments	$5,494,344
Gross unrealized appreciation	944,886
Gross unrealized depreciation	(307,088)
Net unrealized appreciation on investments	$637,798

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Global Resources & Infrastructure Fund
SUMMARY OF INVESTMENTS
As of December 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	44.1%
Materials	43.7%
Consumer Staples	5.3%
Real Estate	3.8%
Industrials	2.8%
Total Common Stocks	99.7%
Short-Term Investment	0.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

North Square Global Resources and Infrastructure Fund
Notes to Schedule of Investments
As of December 31, 2019 (Unaudited)

Note 1 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Note 2 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$6,115,953	-	-	$6,115,953
Short-Term Investment	16,189	-	-	16,189
Total Investments	$6,132,142	$-	$-	$6,132,142

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By: /s/ Mark D. Goodwin
Mark D. Goodwin,
President

Date:    2/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark D. Goodwin
Mark D. Goodwin,
President

Date:     2/27/2020

By: /s/ Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:     2/27/2020